Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2025	Sep. 30, 2024
Net revenue:
Total net revenue	$ 970	$ 2,511	$ 2,845	$ 5,680	$ 9,912	$ 6,442
Cost of revenue:
Total cost of revenue	786	1,491	2,080	2,973	4,905	3,890
Gross profit	184	1,020	765	2,707	5,007	2,552
Operating expenses:
Research and development	428	719	870	1,330	2,419	5,779
Selling, general and administrative	5,847	8,129	14,819	23,835	39,556	41,835
Impairment of long-lived assets					725	1,333
Loss from operations	(6,091)	(7,828)	(14,924)	(22,458)	(37,693)	(46,395)
Interest expense	1,389	274	2,769	485	2,325	1,582
Change in fair value of earnout liability		(2,220)	(960)	(280)	(440)	(31,879)
Change in fair value of warrants	105	(3,283)	428	(625)	(804)	(1,415)
Change in fair value of PIPE make-whole liability						(830)
Merger-related transaction costs expensed						4,009
Financing costs expensed					7,266	2,894
Other non-operating losses, net	(1,735)	(303)	(1,162)	99	84	1,707
Loss before income taxes	(5,850)	(2,296)	(15,999)	(22,137)	(46,124)	(22,463)
Provision (benefit) for income taxes	3	(5)	(21)	(7)	7	(2,429)
Net loss and comprehensive loss	$ (5,853)	$ (2,291)	$ (15,978)	$ (22,130)	(46,131)	(20,034)
Deemed dividend from warrant price adjustment						661
Net loss available to common stockholders					$ (46,131)	$ (20,695)
Net loss per share of Class A and Class B Common Stock:
Basic	$ (0.59)	$ (0.57)	$ (1.98)	$ (5.63)	$ (10.15)	$ (7.28)
Diluted	$ (0.59)	$ (0.57)	$ (1.98)	$ (5.63)	$ (10.15)	$ (7.53)
Weighted-average common shares outstanding:
Basic	9,838,724	4,023,381	8,058,263	3,932,012	4,546,509	2,841,958
Diluted	9,838,724	4,023,381	8,058,263	3,932,012	4,546,509	2,948,302
Product [Member]
Net revenue:
Total net revenue	$ 669	$ 1,457	$ 2,004	$ 3,408	$ 5,996	$ 5,890
Cost of revenue:
Total cost of revenue	456	1,067	1,405	2,257	3,563	3,752
Service [Member]
Net revenue:
Total net revenue	301	1,054	841	2,272	3,916	552
Cost of revenue:
Total cost of revenue	$ 330	$ 424	$ 675	$ 716	$ 1,342	$ 138